SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Subsequent to the quarter, Brookfield Renewable announced an agreement between Brookfield and Trane Technologies, a global climate innovator, to jointly pursue and offer decarbonization-as-a-service for commercial, industrial, and public sector customers across North America, leveraging Brookfield Renewable's distributed generation business. Subsequent to the quarter, Brookfield signed a strategic collaboration agreement with Amazon to develop new renewable energy projects with power purchase agreements and to work together on additional green energy opportunities in the future, leveraging Brookfield Renewable's deep operating capabilities to support the construction of projects from Brookfield Renewable's 31,000 MW global development pipeline.